Net debt	12 Months Ended
Dec. 31, 2022
Net debt.
Net debt

C2. Net debt

Closing net debt comprises:

		2022	2021
	Notes	£m	£m
Current
Cash and cash equivalents in the Consolidated Balance Sheet	C3	2,170	668
Other investments	C4	1	2
Fair value of debt-related derivatives		—	1
Bank and other short-term borrowings[1]		(1,355)	(459)
Lease liabilities	B4	(135)	(78)
Non-current
Fair value of debt-related derivatives		(71)	(24)
Bank and other long-term borrowings[2]		(3,574)	(1,256)
Lease liabilities	B4	(332)	(139)
Total net debt		(3,296)	(1,285)
1.	Bank and other short-term borrowings consists of £1,291m overdraft (2021: £426m), £24m overseas loans (2021: £30m) and £40m bond accruals (2021: £3m).
2.	Bank and other long-term borrowings consists of £2,987m bond debt (2021: £1,254m) and £587m loans (2021: £2m).

The currency split and cash flows of bank, other borrowings and debt-related derivatives are as follows:

	2022	2021
	£m	£m
Pound sterling	1,727	48
Euro	927	856
US dollar	2,322	783
Other currencies	24	51
Carrying value	5,000	1,738
Fair value component of derivatives and interest	567	9
Undiscounted value	5,567	1,747
Analysis of undiscounted cash flows of bank and other borrowings:
Less than one year	1,435	450
Between one and five years	3,075	788
More than five years	1,057	509
Future minimum payments	5,567	1,747

Reconciliation of net change in cash and cash equivalents to net debt:

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2022	flows	acquisitions)	and other)	2022
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings		(459)	(121)	(771)	(4)	(1,355)
Bank and other long-term borrowings		(1,256)	(2,257)	—	(61)	(3,574)
Lease liabilities	B4	(217)	114	(225)	(139)	(467)
Other investments		1	—	—	—	1
Fair value of debt-related derivatives		(22)	(7)	19	(61)	(71)
Gross debt		(1,953)	(2,271)	(977)	(265)	(5,466)
Cash and cash equivalents in the Consolidated Balance Sheet		668	1,591	—	(89)	2,170
Net debt		(1,285)	(680)	(977)	(354)	(3,296)

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2021	flows	acquisitions)	and other)	2021
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings		(1,591)	1,135	(12)	9	(459)
Bank and other long-term borrowings		(1,338)	15	(12)	79	(1,256)
Lease liabilities	B4	(215)	94	(5)	(91)	(217)
Other investments		172	(171)	—	—	1
Fair value of debt-related derivatives		7	31	(3)	(57)	(22)
Gross debt		(2,965)	1,104	(32)	(60)	(1,953)
Cash and cash equivalents in the Consolidated Balance Sheet		1,950	(1,267)	—	(15)	668
Net debt		(1,015)	(163)	(32)	(75)	(1,285)

The foreign exchange loss on debt and derivatives amounted to £74m (2021: £30m gain). The loss primarily resulted from a strengthening of the euro by 6 cents and a strengthening of the US dollar by 14 cents. Included within the net decrease in cash and cash equivalents is £4m cash paid on debt-related foreign exchange forward contracts (which is included within financing activities in the Consolidated Cash Flow Statement) (2021: £19m).

The total borrowings cash increase of £2,378m (2021: decrease of £1,149m) includes £2,383m proceeds from new debt (2021: £5m) (included in financing activities) and £865m increase in overdraft (2021: £972m decrease), offset by £844m debt repayment (included in financing activities) (2021: £167m) and £26m settlement of interest accrued (included within operating activities) (2021: £15m).

The derivatives cash increase of £7m (2021: £31m decrease) includes £26m inflow (2021: £19m outflow) of cash paid on debt-related foreign exchange swaps (included in financing activities) and £19m (2021: £12m) interest paid (included in operating activities).

The cash outflow of £114m from leases liabilities (2021: £94m) includes £104m capital paid (included within financing activities) (2021: £88m) and £10m interest paid (included in operating activities) (2021: £6m).

Fair value is equal to carrying value for all elements of net debt with the exception of bond debt, which has a carrying value of £2,987m (2021: £1,254m) and a fair value of £2,826m (2021: £1,272m).

The Group operates notional pooling arrangements whereby cash balances and overdrafts held within the same bank have a legal right of offset. The following table shows the effect of offsetting in the balance sheet due to financial instruments subject to enforceable netting arrangements:

					Amount
			Gross		subject to
			amounts set	Net amounts	master
		Gross	off in the	presented in the	netting
		amount	balance sheet	balance sheet	arrangement	Net amount
		2022	2022	2022	2022	2022
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents	C3	2,170	—	2,170	(1,291)	879
Trade and other receivables	A3	843	—	843	—	843
Other financial assets	C4	1	—	1	—	1
Derivative financial instruments	C6	21	—	21	(21)	—
Total		3,035	—	3,035	(1,312)	1,723
Financial liabilities
Trade and other payables	A5	(896)	—	(896)	—	(896)
Borrowings	C2	(4,929)	—	(4,929)	1,291	(3,638)
Lease liabilities	B4	(467)	—	(467)	—	(467)
Derivative financial instruments	C6	(92)	—	(92)	21	(71)
Total		(6,384)	—	(6,384)	1,312	(5,072)

			Gross		Amount
			amounts set		subject to
			off in the	Net amounts	master
		Gross	balance	presented in the	netting
		amount	sheet	balance sheet	arrangement	Net amount
		2021	2021	2021	2021	2021
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents	C3	668	—	668	(423)	245
Trade and other receivables[1]	A3	506	—	506	—	506
Other financial assets	C4	2	—	2	—	2
Derivative financial instruments	C6	12	—	12	(8)	4
Total		1,188	—	1,188	(431)	757
Financial liabilities
Trade and other payables[2]	A5	(597)	—	(597)	—	(597)
Borrowings	C2	(1,715)	—	(1,715)	423	(1,292)
Lease liabilities	B4	(217)	—	(217)	—	(217)
Derivative financial instruments	C6	(35)	—	(35)	8	(27)
Total		(2,564)	—	(2,564)	431	(2,133)
1.	Trade and other receivables have been restated in 2021 due to a correction to exclude prepayments of £35m.
2.	Trade and other payables have been restated in 2021 due to a correction to exclude social security and other taxes of £72m and contract liabilities of £167m.